Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

September 4, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, WCM International Small Cap Growth Fund, WCM Small Cap Growth Fund, WCM Focused Small Cap Fund, WCM China Quality Growth Fund, WCM Focused ESG Emerging Markets Fund, WCM Focused ESG International Fund, and WCM Focused International Value Fund does not differ from that contained in Post-Effective Amendment No. 1118 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on August 28, 2020.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at 626-385-5777.

Sincerely,

/s/ Carmen M. Castillo-Andino

Carmen M. Castillo-Andino

Investment Managers Series Trust